RECENT LICENSE AGREEMENTS (Details Textual) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 08, 2015	Apr. 30, 2015	Mar. 17, 2015	Jun. 30, 2015	Dec. 31, 2014
Tabuk [Member] | MaximumMember
License fee received			$ 86,500,000
BroadMed SAL [Member]
License fee received				$ 5,000
BroadMed SAL [Member] | MaximumMember
License fee received		$ 11,100,000
WalMart [Member]
License fee received	$ 11,000
Sothema [Member]
License fee received	$ 36,500				$ 200,000
OZ Biogenics [Member] | MaximumMember
Order value		860,000
OZ Biogenics [Member] | Minimum [Member]
Order value		$ 86,000